Merger Agrrement with Special Purpose Acquisition Company (“Spac”)	12 Months Ended
Dec. 31, 2023
Merger Agrrement with Special Purpose Acquisition Company (“Spac”) [Abstract]
MERGER AGRREMENT WITH SPECIAL PURPOSE ACQUISITION COMPANY (“SPAC”)
NOTE 5:-	MERGER AGREEMENT WITH SPECIAL PURPOSE ACQUISITION COMPANY (“SPAC”)

On March 22, 2022, the Company’s Board approved the Company’s engagement in a merger transaction, which consisted of signing a series of binding agreements including a merger agreement (“the merger transaction”), between the Company and Mount Rainer Acquisition Corp. (“RENR”), an unrelated third party which was traded on the Nasdaq Global Market that raised approximately $175,000 thousand as a SPAC. The Company hired A-Labs Advisory & Finance Ltd., an investment banking firm, and Oppenheimer & Co. Inc. to assist the merger transaction.

The merger transaction relied on the proforma Enterprise Value of the merged company of approximately $1.28 billion (before the money), as agreed upon with Mount Rainier and with the PIPE investors (as defined below), including share options and potential free cash flows of up to approximately $225,000 thousand in the merged company (insofar as none of the SPAC shareholders redeem their investment before the merger transaction closing in keeping with their rights, see further details below).

In connection with the merger transaction, qualifying Israeli and U.S. institutional investors (“the PIPE investors”) engaged to invest $50,000 thousand based on the merger company’s agreed value as described above (in a private placement) to be invested in the Company at closing.

On January 11, 2023 the Company announced that all the suspending conditions for the merger transaction have been met and the completion of the merger transaction is subject only to the absence of a legal impediment. Shortly before the merger transaction closing date the Company affected a reverse stock split to cause the value of the outstanding ordinary shares immediately prior to the transaction closing date to be equal to $10 per share. (pre reverse stock split of 1:10). The Company’s shares began trading on Nasdaq on March 1, 2023.

99% of the shareholders entitled to withdraw their investment of $175,000 thousand elected to redeem their investment upon the approval of the merger.

In March 2023, the Company raised $4,000 thousand from two of the PIPE investors, and, while the Company is considering possible alternatives in order to pursue the majority of the remaining funds committed as a part of the PIPE investment from the investors, it is uncertain if the Company will be able to receive the remaining PIPE funds. As of December 31, 2022, the Company recorded $872 thousand as advance issuance expense, which were classified in 2023 to premium.

In December 2021 the Company entered into an agreement with Oppenheimer & Co., Inc. (“Oppenheimer”) to provide financial advisory services. In connection with the Reverse Recapitalization, the Company agreed to pay to Oppenheimer a transaction fee upon the consummation of the Reverse Recapitalization equal to 1% of the aggregate value of the Company implied by the value of the Company’s ordinary shares issued to RNER’s stockholders in the Reverse Recapitalization on a fully diluted basis, plus the principal amount of any debt or other liabilities of HUB Security outstanding as of the closing date of the Reverse Recapitalization. Based on the valuation of $1.28 billion ascribed to the shares issued to RNER’s stockholders in the Reverse Recapitalization in March 2023, the amount owed to Oppenheimer at the closing of the Reverse Recapitalization was approximately $12,800 thousand. As of December 31, 2023 and 2022, the Company recorded $12,800 thousand and $5,120 thousand as accrued expenses, respectively.

On June 12, 2023 a lawsuit was filed by Oppenheimer against the Company alleging, among other things, breach of contract, breach of covenant of good faith and fair dealing and quantum meruit, in connection with investment banking advice and services provided by Oppenheimer in connection with the Company’s Reverse Recapitalization with Mount Rainier Acquisition Corp. During 2024 the parties have tried to settle the legal issue where the Company believes that those discussions will end in a positive outcome. See detailed information in Note 22(c)).

The Transactions were accounted for as a reverse recapitalization, in accordance with the relevant International Financial Reporting Standards (“IFRS”) and the Group was deemed to be the accounting acquirer. RNER did not meet the definition of a business in accordance with IFRS 3 - “Business Combinations”, and the Transactions were instead accounted for within the scope of IFRS 2 - “Share-based payment” (“IFRS 2”), as a share-based payment transaction in exchange for a public listing service. In accordance with IFRS 2 the Company recorded a one-time share-based Share listing expense of $12,312 thousand at the closing of the Reverse Recapitalization that was calculated based on the excess of the fair value of the Company issued to public investors over the fair value of the identifiable net assets of RNER that were acquired:

	Amount	Number of shares*)
	USD in thousands except to share amount
Shares issued to RNER shareholders		453,321
Closing price of the Company’s share on Nasdaq as of March 1, 2023 ($)	15.9
(A) Fair value of the Company’s shares issued to RNER shareholders	7,208
Public Warrants issued to RNER shareholders		1,550,784
Closing price of the Company’s warrants on Nasdaq as of March 1, 2023 ($)	1.7
Private Warrants issued to RNER shareholders		53,599
Fair Value of the Company’s warrants on as of March 1, 2023 ($)	1.33
(B) Fair value of the Company’s warrants issued to RNER shareholders	2,711
RNER assets	588
RNER liabilities	(2,981)

(C) Net liabilities of RNER	(2,393)

IFRS 2 Listing expenses (A+B-C)	12,312

*)	Shares and per shares amounts have been retroactively adjusted to reflect the reverse stock splits as described in note 20a.